UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number          811-02365
PROSPECT STREET INCOME SHARES INC.
(Exact name of Registrant as specified in charter)
c/o Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240
(Address of principal executive offices)     (Zip code)
James D. Dondero
Highland Capital Management, L.P.
13455 Noel Road, Suite 1300
Dallas, Texas 75240
Copy to:
Philip H. Harris, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
4 Times Square
New York, New York 10036-6522
(Name and address of agent for service)
Registrant’s telephone number, including area code:          (877) 532-2834

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2005

Item 1. Schedule of Investments.
PROSPECT STREET INCOME SHARES INC.
Schedule of Investments (Unaudited)
As of September 30, 2005
Fixed Income — 140.06%(a)

		Ratings

Principal		Standard &		Value
Amount	Description	Poor’s	Moody’s	(Note 1a)

	Automobile — 5.05%
$1,000,000	Auburn Hills Tr 12.38% 5/1/2020	BBB	A3	$1,509,079
2,000,000	General Motors 7.13% 7/15/2013	BBB-	NR	1,705,000

				3,214,079

	Banking — 6.61%
2,000,000	Countrywide Cap 8.00% 12/15/2026	BBB+	Baa1	2,054,644
2,000,000	Washington Mutual 8.38% 6/1/2027	NR	Baa1	2,149,912

				4,204,556

	Beverage, Food and Tobacco — 3.67%
2,000,000	Philip Morris 7.75% 1/15/2027	BBB	Baa2	2,332,144

				2,332,144

	Broadcasting and Entertainment — 11.96%
2,000,000	Belo Corporation 7.13% 6/1/2007	BBB-	NR	2,069,758
1,500,000	Clear Channel Communications 7.25% 10/15/2027	BBB-	Baa3	1,555,672
351,846	Cybernet Internet Svcs 14.00% 7/1/2009*	NR	NR	—
2,000,000	Liberty Media Corp 7.88% 7/15/2009	BBB-	Baa3	2,104,558
1,500,000	Time Warner Entertainment Co 10.15% 5/1/2012	BBB+	Baa1	1,881,383

				7,611,371

	Buildings and Real Estate — 15.27%
1,500,000	AA/ Fort Worth HQ Finance Trust 8.00% 10/5/2010(b)	BBB-	NR	1,190,460
2,000,000	Bradley Operating 7.20% 1/15/2008	BBB-	Baa3	2,066,406
1,000,000	Building Materials Corp of America 8.00% 10/15/2007	B+	B2	1,030,000
2,100,000	Morgan Stanley Capital I Inc 6.63% 7/16/2016(b)	BBB+	Baa3	2,106,856
2,130,000	Simon Property Group 6.88% 10/27/2005	NR	Baa2	2,133,500
1,000,000	SUSA Partnership LP 7.45% 7/1/2018	AAA	Aa1	1,188,986

				9,716,208

	Cable And Other Pay Television Services — 5.76%
1,000,000	Tele Communications Inc 9.80% 2/1/2012	BBB+	NR	1,229,849
1,750,000	Tele Communications Inc 10.13% 4/15/2022	BBB+	NR	2,438,048

				3,667,897

	Chemicals, Plastics and Rubber — 3.58%
2,000,000	Potash Corp of Saskatchewan 7.75% 5/31/2011	BBB+	NR	2,275,328

				2,275,328

	Containers, Packaging and Glass — 4.76%
1,000,000	Ball Corporation 6.88% 12/15/2012	BB	Ba2	1,020,000
2,000,000	Sealed Air Corporation 5.63% 7/15/2013(b)	BBB	Baa3	2,005,494

				3,025,494

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (Unaudited) (continued)
As of September 30, 2005
Fixed Income (continued)

		Ratings

Principal		Standard &		Value
Amount	Description	Poor’s	Moody’s	(Note 1a)

	Diversified/ Conglomerate Manufacturing — 3.24%
$2,000,000	Century Aluminum Company 7.50% 8/15/2014	BB-	B1	$2,060,000

				2,060,000

	Environmental Services — 5.09%
2,000,000	Republic Services 6.75% 8/15/2011	BBB+	Baa2	2,157,354
1,000,000	Servicemaster 7.88% 8/15/2009	BBB-	NR	1,084,308

				3,241,662

	Finance — 6.75%
2,000,000	Bankamerica Instl Cap 8.07% 12/31/2026(b)	A-	Aa3	2,147,712
1,000,000	BT Cap Trust 7.90% 1/15/2027	A-	A2	1,065,480
1,000,000	Zions Instl Cap 8.54% 12/15/2026	BBB	NR	1,078,277

				4,291,469

	Healthcare, Education and Childcare — 7.54%
3,000,000	Elan Fin Plc 7.75% 11/15/2011(b)	B-	B3	2,640,000
2,000,000	Genesis Healthcare Corp 8.00% 10/15/2013	NR	B3	2,155,000

				4,795,000

	Hotels, Motels, Inns, and Gaming — 11.30%
1,500,000	Corrections Corporation of America 6.25% 3/15/2013	BB-	B1	1,485,000
2,000,000	Harrahs Operating Co 8.00% 2/1/2011	BBB-	Ba1	2,236,208
1,500,000	La Quinta 7.27% 2/26/2007	BB-	Ba3	1,539,375
2,000,000	Trump Entertainment Resorts Holdings, L.P. 8.50% 6/1/2015	B-	Caa1	1,930,000

				7,190,583

	Insurance — 0.35%
231,643	SAC Holding Corp 8.50% 3/15/2014	NR	NR	221,798

				221,798

	Leisure, Amusement, Motion Pictures, Entertainment — 2.41%
1,500,000	Intrawest Corp 7.50% 10/15/2013	B+	B1	1,535,625

				1,535,625

	Oil and Gas — 12.57%
3,000,000	Magellan Midstream Partners LP 6.45% 6/1/2014	NR	NR	3,176,970
1,000,000	Plains All American Pipeline 5.63% 12/15/2013(b)	BBB-	Baa3	1,013,991
1,500,000	Secunda International 11.60% 9/1/2012	B-	B2	1,582,500
2,000,000	Teppco Partners 7.63% 2/15/2012	BBB-	Baa3	2,223,628

				7,997,089

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (Unaudited) (continued)
As of September 30, 2005
Fixed Income (continued)

		Ratings

Principal		Standard &		Value
Amount	Description	Poor’s	Moody’s	(Note 1a)

	Personal Transportation — 1.81%
$237,349	Atlantic Coast Airlines Pass Thru 8.75% 1/1/2007(b)	CC	C	$213,103
749,166	Northwest Airlines 8.13% 2/1/2014	B+	C	134,850
1,000,000	United Airlines 10.85% 7/5/2014*	NR	NR	397,500
1,000,000	United Airlines 10.85% 2/19/2015*	NR	NR	407,500

				1,152,953

	Retail Stores — 5.72%
1,000,000	JC Penney 6.50% 12/15/2007	NR	Ba3	1,033,750
1,500,000	May Department Stores Co 8.30% 7/15/2026	BBB	Baa2	1,583,662
1,000,000	Wendy’s International 6.20% 6/15/2014	NR	Baa2	1,021,434

				3,638,846

	Telecommunications — 12.57%
2,000,000	American Tower Corp 7.50% 5/1/2012	BB-	B1	2,120,000
500,000	Corning Inc 6.20% 3/15/2016	BBB-	Baa3	514,299
1,000,000	Grande Communications 14.00% 4/1/2011	CCC+	Caa2	980,000
2,000,000	ICO North America 7.50% 8/15/2009	NR	NR	2,150,000
2,000,000	MCI Inc 8.74% 5/1/2014	B+	B2	2,230,000

				7,994,299

	Utilities — 14.05%
189,000	AES Corporation 8.75% 6/15/2008	B+	Ba2	199,868
2,000,000	Constellation Energy Group 7.00% 4/1/2012	BBB	Baa1	2,198,656
1,734,060	Elwood Energy LLC 8.16% 7/5/2026	B+	NR	1,924,807
2,000,000	Kiowa Power Partners LLC 5.74% 3/30/2021(b)	BBB-	Baa3	1,984,560
550,000	Reliant Resources, Inc 9.50% 7/15/2013	B+	B1	607,750
1,956,521	Tenaska Virginia Partners 6.12% 3/30/2024(b)	BBB-	Baa3	2,024,334

				8,939,975

	Total Fixed Income (cost $87,403,528)			89,106,376

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (Unaudited) (continued)
As of September 30, 2005
Common Stock — 5.68%

		Value
Units	Description	(Note 1a)

30,000	Hospitality Properties	$1,285,800
88,757	Idera Pharmaceuticals Inc.*	59,467
111,940	Motient Corporation*	2,266,785
70,342	Micadent PLC*(caret)	—

	Total Common Stock (cost $2,068,928)	3,612,052

Preferred Stock — 0.00%

		Value
Units	Description	(Note 1a)

10,000	Adelphia Communications*	$2,000

	Total Preferred Stock (cost $935,000)	2,000

See accompanying notes to the financial statements.

PROSPECT STREET INCOME SHARES, INC.
Schedule of Investments (Unaudited) (continued)
As of September 30, 2005
Warrants — 0.13%

		Value
Units	Description	(Note 1a)

1,000	Grande Communications 4/1/2011(b)	$10
11,100	Loral Space & Communications 12/27/2006*	55
17,481	Pathmark Stores 9/19/2010*	6,992
1,000	XM Satellite Radio 3/15/2010*	76,000

	Total Warrants (cost $140,010)	83,057

	Total Common Stock, Preferred Stock, and Warrants — 5.81% (cost $3,143,938)	3,697,109

	Total Investments — 145.87% (cost $90,547,466)	92,803,485

	Other Assets Less Liabilities — 1.28%	817,302
	Preferred Stock — (47.15)%	(30,000,000)

	Net Assets Applicable to Common Stock — 100%	$63,620,787

(a)	Percentages indicated are based on net assets.

(b)	Rule 144A security — Private placement securities issued under Rule 144A are exempt from registration requirement of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Fund and any resale by the Fund must be exempt transactions, normally to other qualified institutional investors. At September 30, 2005, the market value of these securities aggregated $15,326,520 or 24.09% of net assets applicable to common shareholders.
   “NR” denotes not rated.

*	Non-income producing security.

(^)	Fair value priced by the Board of Directors. See footnote 1.
See accompanying notes to the financial statements.

FORM N-Q
Item 2. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

PROSPECT STREET INCOME SHARES INC.

By:	/s/ James D. Dondero

James D. Dondero
Chief Executive Officer

Date:	November 29, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James D. Dondero

James D. Dondero Chief Executive Officer

Date:	November 29, 2005

By:	/s/ M. Jason Blackburn

M. Jason Blackburn Chief Financial Officer

Date:	November 29, 2005
EXHIBIT INDEX
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)